Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of each of the seventy-three funds listed in Appendix A

In planning and performing our audit of the financial statements of each of the funds listed in Appendix A (constituting Invesco Exchange-Traded Fund Trust, referred to hereafter as the “Funds”) as of and for the year ended April 30, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of April 30, 2024.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
June 27, 2024

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Appendix A

Invesco Bloomberg MVP Multi-factor ETF

Invesco FTSE RAFI US 1000 ETF

Invesco FTSE RAFI US 1500 Small-Mid ETF

Invesco Buyback Achievers™ ETF

Invesco Dividend Achievers™ ETF

Invesco Financial Preferred ETF

Invesco High Yield Equity Dividend Achievers™ ETF

Invesco Biotechnology & Genome ETF

Invesco Building & Construction ETF

Invesco Energy Exploration & Production ETF

Invesco Food & Beverage ETF

Invesco Leisure and Entertainment ETF

Invesco Next Gen Media and Gaming ETF

Invesco Next Gen Connectivity ETF

Invesco Oil & Gas Services ETF

Invesco Pharmaceuticals ETF

Invesco Semiconductors ETF

Invesco AI and Next Gen Software ETF

Invesco Dorsey Wright Basic Materials Momentum ETF

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF

Invesco Dorsey Wright Consumer Staples Momentum ETF

Invesco Dorsey Wright Energy Momentum ETF

Invesco Dorsey Wright Financial Momentum ETF

Invesco Dorsey Wright Healthcare Momentum ETF

Invesco Dorsey Wright Industrials Momentum ETF

Invesco Dorsey Wright Technology Momentum ETF

Invesco Dorsey Wright Utilities Momentum ETF

Invesco NASDAQ Internet ETF

Invesco Aerospace & Defense ETF

Invesco MSCI Sustainable Future ETF

Invesco Dorsey Wright Momentum ETF

Invesco S&P 500® Quality ETF

Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF

Invesco Large Cap Growth ETF

Invesco S&P 100 Equal Weight ETF

Invesco Large Cap Value ETF

Invesco S&P 500 GARP ETF

Invesco S&P 500 Value with Momentum ETF

Invesco S&P MidCap Momentum ETF

Invesco S&P MidCap Quality ETF

Invesco S&P MidCap Value with Momentum ETF

Invesco S&P SmallCap Momentum ETF

Invesco S&P SmallCap Value with Momentum ETF

Invesco Dow Jones Industrial Average Dividend ETF

Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF

Invesco S&P Spin-Off ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Top 50 ETF

Invesco S&P MidCap 400® GARP ETF

Invesco S&P Midcap 400® Pure Growth ETF

Invesco S&P Midcap 400® Pure Value ETF

Invesco S&P Smallcap 600® Pure Growth ETF

Invesco S&P Smallcap 600® Pure Value ETF

Invesco Bloomberg Analyst Rating Improvers ETF

Invesco S&P 500® Equal Weight Communication Services ETF

Invesco Global Listed Private Equity ETF

Invesco S&P 500 BuyWrite ETF

Invesco International Dividend Achievers™ ETF

Invesco Golden Dragon China ETF

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